Commitments (Details) - CAD ($)	Dec. 31, 2017	Dec. 31, 2016
Commitments [Abstract]
Payable not later than one year	$ 310,034	$ 221,071
Payable later than one year and not later than five years	507,036	601,542
Payable later than five years
Non-cancellable operating leases	$ 817,070	$ 882,613